Consolidated Balance Sheets Details (Tables)	12 Months Ended
Feb. 28, 2015
Balance Sheet Related Disclosures [Abstract]
Inventories	Inventories were comprised of the following:

	As at
	February 28, 2015	March 1, 2014
Raw materials	$11	$51
Work in process	62	156
Finished goods	49	37
	$122	$244

Property, Plant and Equipment
Property, plant and equipment were comprised of the following:

	As at
	February 28, 2015	March 1, 2014
Cost
Land	$26	$108
Buildings, leasehold improvements and other	423	905
BlackBerry operations and other information technology	1,236	1,297
Manufacturing equipment, research and development equipment and tooling	211	566
Furniture and fixtures	20	27
	1,916	2,903
Accumulated amortization	1,360	1,767
Net book value	$556	$1,136

Intangible Assets
Intangible assets were comprised of the following:

	As at February 28, 2015
	Cost	Accumulated Amortization	Net Book Value
Acquired technology	$473	$329	$144
Intellectual property	2,545	1,314	1,231
	$3,018	$1,643	$1,375

	As at March 1, 2014
	Cost	Accumulated Amortization	Net Book Value
Acquired technology	$410	$292	$118
Intellectual property	2,176	855	1,321
	$2,586	$1,147	$1,439

Changes to Carrying Amount of Goodwill
Changes to the carrying amount of goodwill during the fiscal years ended February 28, 2015 and March 1, 2014 were as follows:

Carrying Amount
Balance as at March 3, 2012	$304
Goodwill acquired through business combinations during the year	31
Goodwill impairment charge	(335)
Balance as at March 2, 2013 and March 1, 2014	—
Goodwill acquired through business combinations during the year (1)	76
Balance as at February 28, 2015	$76

Accrued Liabilities
Accrued liabilities were comprised of the following:

	As at
	February 28, 2015	March 1, 2014
Vendor inventory liabilities	58	244
Warranty	123	204
Royalties	56	106
Carrier liabilities	35	153
Other	386	507
	$658	$1,214

Product Warranty
The change in the Company’s warranty expense and actual warranty experience from March 3, 2012 to February 28, 2015, as well as the accrued warranty obligations, are set forth in the following table:

Accrued warranty obligations as at March 3, 2012	$408
Actual warranty experience during fiscal 2013	(474)
Fiscal 2013 warranty provision	392
Adjustments for changes in estimate	(8)
Accrued warranty obligations as at March 2, 2013	318
Actual warranty experience during fiscal 2014	(357)
Fiscal 2014 warranty provision	270
Adjustments for changes in estimate	(27)
Accrued warranty obligations as at March 1, 2014	204
Actual warranty experience during fiscal 2015	(140)
Fiscal 2015 warranty provision	82
Adjustments for changes in estimate	(23)
Accrued warranty obligations as at February 28, 2015	$123